As Filed with the Securities and
Exchange Commission on July 29, 1997

                    Registration Statement No. 2-66266

                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549


                       POST-EFFECTIVE AMENDMENT NO 5

                                    to

                                 FORM S-6

                     REGISTRATION STATEMENT UNDER THE
                          SECURITIES ACT OF 1933



             INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                       INA/PUTNAM SEPARATE ACCOUNT I
                        (Exact Name of Registrant)

             INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                            (Name of Depositor)

                  701 Brazos Street, Austin, Texas 78701
           Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number:                512-404-5040

Roy F. Mitte, President
Investors Life Insurance Company of North America
701 Brazos Street, Austin, Texas  78701
_________________________________________________________________
                  (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective July 31, 1997, pursuant to paragraph (b) of Rule 485.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule
24f-2. The Rule 24f-2 Notice for the most recent fiscal year was filed on February 26, 1997.

This post-effective amendment is being filed solely to satisfy the requirements of Section 26(e)(2)(A) under the Investment
Company Act of 1940

The contents of Registrant's previously filed registration statement, Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 of the Investors Life Insurance Company of North America INA/Putnam Separate Account filed on August 25, 1981 (File Nos. 2-66266 and 811-2980) is incorporated by reference herein in its entirety.

The Registrant has previously obtained a no-action letter which provides that the Registrant is not required to prepare and file post effective amendments to its '33 Act Registration Statement; provided that the Registrant continues to provide periodic reports to contractholders and file periodic financial reports as required under section 30 of the '40 Act. See letter dated September 13, 1982 (Ref. No. 82-56-IP).

The following undertaking is added to Part II, Undertakings:

     Investors Life Insurance Company of North America hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Investors Life Insurance Company of North America.

                          SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Sponsor of the Registrant has caused this Post-Effective Amendment No. 5 to the Investors Life Insurance Company of North America INA/Putnam Separate Account Registration Statement to be duly signed on behalf of the Registrant in the City of Austin, and the State of Texas, on the 29th day of July, 1997.

                              INVESTORS LIFE INSURANCE COMPANY OF
                              NORTH AMERICA INA/PUTNAM SEPARATE
                              ACCOUNT
ATTEST:                                 (Registrant)

                              By:   /s/ Roy F. Mitte
 /s/ Theodore A. Fleron            Chairman, President and Chief
                                   Executive Officer

ATTEST:                       INVESTORS LIFE INSURANCE COMPANY OF
                              NORTH AMERICA
                                        (Depositor)

                              By:   /s/ Roy F. Mitte
/s/ Theodore A. Fleron             Chairman, President and Chief
                                   Executive Officer

Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the Securities Act of 1933, the Registrant hereby certifies that this Post-Effective Amendment No. 5 meets all of the requirements for effectiveness pursuant to paragraph (b) of said
Rule 485.

Pursuant to the requirements of the Securities Act of 1933, this Separate Account I Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

/s/ Roy . Mitte                 /s/ James M. Grace
Roy F. Mitte                       James M. Grace
Principal Executive Officer        Principal Financial Officer
Director                           Principal Accounting Officer
                                   Director

/s/ Eugene E. Payne             /s/ Theodore A. Fleron
Eugene E. Payne                    Theodore A. Fleron
Director                           Director

 /s/ Jeffrey H. Demgen          /s/ Steven P. Schmitt
Jeffrey H. Demgen                  Steven P. Schmitt
Director                           Director

 /s/ Dale E. Mitte
Dale E. Mitte
Director